Fair Value Disclosures - Financial Assets Carrying Value Rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Total level 3 assets
Transfers from Level 1 to Level 2 financial assets	$ 0	$ 0
Transfers from Level 2 to Level 1 financial assets	0	0
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,208,000	2,409,000
Total gains (realized/unrealized) included in earnings		(13,000)
Net unrealized (losses) gains included in other comprehensive income		13,000
Purchases		232,000
Sales		(332,000)
Transfers out		(1,101,000)
Balance, end of period		1,208,000
Fixed maturity securities | States, municipalities and political subdivisions
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0	1,101,000
Total gains (realized/unrealized) included in earnings		0
Net unrealized (losses) gains included in other comprehensive income		0
Purchases		0
Sales		0
Transfers out		(1,101,000)
Balance, end of period		0
Fixed maturity securities | Corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1,208,000	1,308,000
Total gains (realized/unrealized) included in earnings	(9,000)	(13,000)
Net unrealized (losses) gains included in other comprehensive income	(11,000)	13,000
Purchases	0	232,000
Sales	(95,000)	(332,000)
Transfers out	(73,000)	0
Balance, end of period	$ 1,020,000	$ 1,208,000